Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

April 30, 2013

Dates Covered
Collections Period	04/01/13 - 04/30/13
Interest Accrual Period	04/15/13 - 05/14/13
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/13	159,447,569.92	22,407
Yield Supplement Overcollateralization Amount at 03/31/13	3,942,664.21	0

Receivables Balance at 03/31/13	163,390,234.13	22,407
Principal Payments	11,225,439.85	613
Defaulted Receivables	116,835.31	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/13	3,483,215.65	0

Pool Balance at 04/30/13	148,564,743.32	21,785

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	1,877,845.69	184
Past Due 61-90 days	323,209.31	38
Past Due 91 + days	126,818.83	11

Total	2,327,873.83	233

Total 31+ Delinquent as % Ending Pool Balance	1.57%

Recoveries	110,333.41

Aggregate Net Losses/(Gains) - April 2013	6,501.90

Overcollateralization Target Amount	9,381,087.72
Actual Overcollateralization	9,381,087.72

Weighted Average APR	4.59%
Weighted Average APR, Yield Adjusted	7.54%
Weighted Average Remaining Term	22.50

Flow of Funds	$ Amount

Collections	12,017,277.55
Advances	18.92
Investment Earnings on Cash Accounts	1,119.16
Servicing Fee	(136,158.53)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	11,882,257.10

Distributions of Available Funds
(1) Class A Interest	217,288.52
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	1,315,972.40
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	9,381,087.72
(7) Distribution to Certificateholders	886,573.66
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,882,257.10

Servicing Fee	136,158.53
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 04/15/13	149,880,715.72
Principal Paid	10,697,060.12
Note Balance @ 05/15/13	139,183,655.60

Class A-1
Note Balance @ 04/15/13	0.00
Principal Paid	0.00
Note Balance @ 05/15/13	0.00
Note Factor @ 05/15/13	0.0000000%

Class A-2
Note Balance @ 04/15/13	0.00
Principal Paid	0.00
Note Balance @ 05/15/13	0.00
Note Factor @ 05/15/13	0.0000000%

Class A-3
Note Balance @ 04/15/13	0.00
Principal Paid	0.00
Note Balance @ 05/15/13	0.00
Note Factor @ 05/15/13	0.0000000%

Class A-4
Note Balance @ 04/15/13	117,984,715.72
Principal Paid	10,697,060.12
Note Balance @ 05/15/13	107,287,655.60
Note Factor @ 05/15/13	54.1566917%

Class B
Note Balance @ 04/15/13	31,896,000.00
Principal Paid	0.00
Note Balance @ 05/15/13	31,896,000.00
Note Factor @ 05/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	298,623.32
Total Principal Paid	10,697,060.12

Total Paid	10,995,683.44

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.21000%
Interest Paid	217,288.52
Principal Paid	10,697,060.12

Total Paid to A-4 Holders	10,914,348.64

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3256518
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.6652528

Total Distribution Amount	11.9909046

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.0968296
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	53.9966489

Total A-4 Distribution Amount	55.0934785

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	123.02
Noteholders’ Principal Distributable Amount	876.98

Account Balances	$ Amount

Advances
Balance as of 03/31/13	18,123.00
Balance as of 04/30/13	18,141.92
Change	18.92

Reserve Account
Balance as of 04/15/13	2,345,271.93
Investment Earnings	190.61
Investment Earnings Paid	(190.61)
Deposit/(Withdrawal)	—
Balance as of 05/15/13	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93